Basis of Presentation (Tables)	12 Months Ended
Sep. 30, 2024
Basis of Presentation [Abstract]
Schedule of Exchange Rates (to Euros)

The following exchange rates (to Euro) were most relevant during the periods presented in these consolidated financial statements to translate the financial statements of foreign operations into Euro:

	Exchange rates at
Currency	September 30, 2024	September 30, 2023	September 30, 2022
US-Dollar (USD)	1.12	1.06	0.97
Canadian Dollar (CAD)	1.51	1.42	1.34

	Average exchange rates during the year ended September 30,
Currency	2024	2023	2022
US-Dollar (USD)	1.08	1.07	1.08
Canadian Dollar (CAD)	1.48	1.44	1.38